Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	CANNAPOWDER, INC.
Entity Central Index Key	0001086082
Document Type	10-12G/A
Document Period End Date	Jun. 30, 2018
Amendment Flag	true
Amendment Description	Amendment No. 4
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company